Research and Development Expenses - Schedule of Research and Development Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Research and Development Expenses [Line Items]
Depreciation	$ 426,275	$ 385,666	$ 268,346
Total	1,670,669	1,176,943	932,268
Research and Development Expense [Member]
Schedule of Research and Development Expenses [Line Items]
Salaries	701,402	525,782	427,525
Direct input	859,540	554,892	409,149
Utility	2,542	2,680	2,025
Design cost	6,254	31,115	46,651
Contract services	55,720
Depreciation	22,286	25,614	22,499
Other	$ 22,925	$ 36,859	$ 24,419